EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Aug. 10, 2018	Sep. 30, 2018	Sep. 30, 2017
Equity [Abstract]
Dividends declared (in usd per share)	$ 0.13
Purchased AB Holding Units to help fund anticipated obligations under its incentive compensation award program shares (in shares)	2,502,194	2,500,000
Share repurchase plan, authorized amount	$ 500
Purchase of treasury shares		$ 57	$ 0